Business Combination (Tables)	12 Months Ended
Mar. 31, 2019
Business Combination
Schedule of business combination with the purchase price allocated

Allocated value
RMB
Assets acquired:
Cash	55,324
Prepaid expenses and other current assets	283,977
Intangibles—Accounts in social network platforms	4,080,000
Goodwill	1,002,000

Total assets acquired	5,421,301
Liabilities assumed:
Accounts payable	(704)
Accrued expenses and other current liabilities	(344,597)
Notes payable	(5,070,000)

Total liabilities assumed	(5,415,301)

Total net assets acquired	6,000